DUE TO RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 01, 2024	Dec. 20, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Jun. 26, 2024
Related Party Transaction [Line Items]
Bridge Loan						$ 1,100,000
Convertible Note Payable Related Party			$ 1,100,000		$ 3,181,365
Debt Instrument, Face Amount			1,100,000
Debt Conversion, Converted Instrument, Amount			1,100,000
Debt Instrument, Unamortized Discount			36,565			1,100,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Convertible Note Payable Related Party			36,565
Harthorne Capital Inc [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current			1,753,417	2,834,323	7,271,591
Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current			653,417	2,834,323	$ 1,230,253
Salary and Wage, Excluding Cost of Good and Service Sold				$ 2,500,000
Bridge Loan						$ 1,100,000
Convertible Note Payable Related Party			$ 36,565
Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit		$ 2,859,973
B O S Investment Inc [Member]
Related Party Transaction [Line Items]
Long-Term Line of Credit	$ 3,000,000
B O S Investment Inc [Member] | Chairman And Co Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit	$ 5,000,000